Related Party Transactions (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2024	Feb. 15, 2022	Feb. 15, 2022	Dec. 31, 2020	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 19, 2021
Related Party Transaction [Line Items]
Research and Development Expense						$ 266,000	$ 50,000	$ 445,000	$ 1,147,000	$ 1,226,000
Debt Instrument, Interest Rate, Stated Percentage					0.50%		0.50%		50.00%		6.50%
Debt Instrument, Maturity Date							Sep. 30, 2030		Sep. 30, 2030
Revolving Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.25%
Debt Instrument, Maturity Date				Sep. 30, 2030
Debt Instrument, Debt Default, Description of Notice of Default				In the case of default, at DSS’s option, (i) eighteen percent (18%) per annum, or (ii) such lesser rate of interest as Lender in its sole discretion may choose to charge; but never more than the Maximum Lawful Rate.
Debt Instrument, Periodic Payment							$ 126,000		$ 126,000
Debt Instrument, Face Amount					$ 13,452,000		13,452,000		12,074,000	9,991,000
GRDG Science LLC [Member]
Related Party Transaction [Line Items]
Research and Development Expense							0	258,000	447,000	546,000
Expected funding periodic, amount									25,000	43,000
DSS Inc. [Member]
Related Party Transaction [Line Items]
Labor and Related Expense	$ 31,000								12,000
General and Administrative Expense							$ 186,000	$ 70,000	144,000	$ 98,000
Sharing Services Global Corp [Member]
Related Party Transaction [Line Items]
Revenues									$ 94,000
Global and BioLife Sciences [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		20.00%	20.00%
Sale of royalty, percentage		20.00%	20.00%